Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

13003665

NOV 22 2013

Washington, DC 20549

November 22, 2013

001-35687

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, DIRECTV (Guarantor), DIRECTV Customer Services, Inc. (Guarantor), DIRECTV Enterprises, LLC (Guarantor), DIRECTV Home Services, LLC (Guarantor), DIRECTV Merchandising, Inc. (Guarantor), DIRECTV, LLC (Guarantor), LABC Productions, LLC (Guarantor), DIRECTV HOLDINGS LLC (Issuer), DIRECTV FINANCING CO., INC. (Issuer), 5.200% Senior Notes due 2033 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 21, 2013. Tentative listing date – November 25, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com